BENEFIT PLANS - Summary of stock options outstanding (Details 1) - Jun. 30, 2015 - USD ($) None in scaling factor is -9223372036854775296	Total
Exercise Price $10.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Weighted-Average Exercise Price	$ 10.60
Options Outstanding, Number Outstanding	170,106
Options Outstanding, Weighted-Average Remaining Contractual Life	4 months 10 days
Options Outstanding, Aggregate Intrinsic Value
Options Exercisable, Number Exercisable	170,106
Options Exercisable, Weighted-Average Exercise Price	$ 10.60
Exercise Price $10.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Weighted-Average Exercise Price	$ 10.70
Options Outstanding, Number Outstanding	23,000
Options Outstanding, Weighted-Average Remaining Contractual Life	1 year 10 months 24 days
Options Outstanding, Aggregate Intrinsic Value
Options Exercisable, Number Exercisable	23,000
Options Exercisable, Weighted-Average Exercise Price	$ 10.70
Exercise Price $10.78
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Weighted-Average Exercise Price	$ 10.78
Options Outstanding, Number Outstanding	6,000
Options Outstanding, Weighted-Average Remaining Contractual Life	11 months 9 days
Options Outstanding, Aggregate Intrinsic Value
Options Exercisable, Number Exercisable	6,000
Options Exercisable, Weighted-Average Exercise Price	$ 10.78